UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00696

T. Rowe Price Small-Cap Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
OTCFX Small-Cap Stock Fund –
.
PASSX Small-Cap Stock Fund–
.
Advisor  Class
OTIIX Small-Cap Stock Fund–
.
I  Class
TRZZX Small-Cap Stock Fund–
.
Z Class

T. ROWE PRICE Small-Cap Stock Fund
HIGHLIGHTS
The Small-Cap Stock Fund declined and underperformed the Russell 2000 Index in a year marked by Russia’s invasion of Ukraine, elevated inflation exacerbated by rising commodity prices and global supply chain disruptions, tightening financial conditions, and slowing economic and corporate earnings growth.
The consumer discretionary and energy sectors were the largest detractors from the fund’s performance relative to the benchmark, while holdings in information technology added value.
Bottom-up stock selection continued to drive our portfolio positioning. We sought companies that are solving hard problems, believing that they will be successful regardless of the macro environment.
The economic backdrop remains challenged, and we are not ruling out additional downside from here, but we maintain conviction in our investment process regardless of these factors and believe our focus on identifying the advantaged companies across our universe that offer relative value will provide strong long-
term results.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Small-Cap Stock Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Small-Cap Stock Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Small-Cap Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Small-Cap Stock Fund returned -23.49% for 2022. The fund underperformed the Russell 2000 Index but outperformed the Lipper Small-
Cap Growth Funds Index. (Returns for the Advisor, I, and Z Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
The challenges discussed
in our semiannual letter
persisted in the latter half
of the year; indeed, 2022
was the worst year for
equities since the 2008 global
financial crisis and the third-
worst calendar year for the
Russell 2000 Index since
its inception. The year was
marked by Russia’s invasion
of Ukraine, elevated inflation
exacerbated by rising
commodity prices and global
supply chain disruptions,
tightening financial
conditions, and slowing economic and corporate earnings growth. Growth stocks were especially pressured in a rising interest rate environment, and our tilt toward growth hindered relative performance. Stock selection in consumer discretionary, an area especially hampered by inflation and expectations of a recession, weighed most heavily on relative results. An underweight allocation to energy also detracted. On the positive side, our holdings in information technology added value.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Small-Cap Stock Fund –
.
1.93% -23.49%
Small-Cap Stock Fund–
.
Advisor  Class 1.79 -23.69
Small-Cap Stock Fund–
.
I  Class 2.01 -23.37
Small-Cap Stock Fund–
.
Z  Class 2.39 -22.79
Russell 2000 Index 3.91 -20.44
Lipper Small-Cap Core
Funds Index 4.94 -15.22
Lipper Small-Cap Growth
Funds Index 2.63 -26.54
S&P 500 Index 2.31 -18.11

T. ROWE PRICE Small-Cap Stock Fund

In consumer discretionary, our holding in electric vehicle manufacturer Rivian
Automotive detracted most significantly. Following a highly anticipated IPO at the end of 2021, shares of Rivian fell sharply in 2022. In addition to market sentiment headwinds weighing broadly on growth stocks, the company faced significant supply chain disruption and increased competition. While some growing pains and near-term headwinds may persist, our long-term outlook remains intact. We like the company’s experienced management team, its focus on profitable market segments, and its positioning as a beneficiary of the secular trend of electrification. A challenging consumer backdrop also weighed on shares of omnichannel vision care provider Warby Parker. We believe
Warby Parker is a best‐in‐class company with leading technology, exceptional customer service, and vast opportunity for growth as brand awareness increases. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Less exposure to energy also hindered relative results. Energy stocks produced extraordinary gains, surging with oil and natural gas prices during the year, as many nations sanctioned Russia and made efforts to reduce reliance on Russian energy exports because of its invasion of Ukraine.
On the positive side, stock selection in information technology contributed the most to relative results. Shares of our longtime holding in Lattice
Semiconductor fell, but the stock outperformed the technology sector, which was the second-worst-performing sector in the benchmark. The company continued to make progress in its turnaround efforts, initiated by new management, and stands to benefit from several growth drivers, including 5G technology and automotive electrification, in our view. Shares of Teledyne Technologies declined modestly but also outpaced the broader sector. Teledyne is an industrial technologies conglomerate, with a core focus on industrial sensors. Increasing demand for precision sensors and imaging should create tailwinds for the company, and we believe it has an opportunity to improve margins and cash flows and generate growth through thoughtful capital deployment.
How is the fund positioned?
Bottom-up stock selection continued to drive our portfolio positioning. We sought companies that are solving hard problems, believing that they will be successful regardless of the macro environment. Purchases spanned the various sectors, with some of the larger buys occurring within our biggest sector weightings: health care and financials. On the other hand, we sold holdings that were acquired, that performed well, or where our conviction has begun to wane, and we used proceeds to fund names that have come under pressure recently.

T. ROWE PRICE Small-Cap Stock Fund

Within health care, our focus is on identifying investments that we believe will thrive regardless of potential regulatory headwinds. Our largest allocation is to the biotechnology industry, and we found some new ideas here, including commercial biologics contract development and manufacturing company
Avid Bioservices. We believe the company is capable of significant revenue growth and margin expansion in the next three to five years. We also initiated on Ionis Pharmaceuticals, a commercial-stage biotechnology company built around its antisense drug discovery platform. Antisense drugs can modulate the production of disease-causing proteins at the gene level. We believe the company’s pipeline, with multiple high-probability trials pending, offers significant growth potential. Our next largest exposures are to the more value-oriented health care providers and services and health care equipment and supplies industries. We added a position in medical technology company
Masimo. It specializes in noninvasive patient monitoring technologies, medical devices, and sensors.
Within financials, our largest industry exposure is to banks. We feel there are opportunities within regional banks with strong management teams, improving credit metrics, reasonable valuations, and solid balance sheets. The period was especially challenging for growth-focused banks, as investors worried that growth in deposits could come at the expense of asset quality. We took advantage of these pricing dislocations to add select companies to the fund. We found an attractive entry point in Cadence Bank. The company was formed via a merger of equals between Bancorp South and legacy Cadence in late
2021. We believe that the combination created a premier bank with scale across some of the best growth markets in the country. We also added a position in
Veritex Holdings, a high-growth, high-performing commercial bank based in Texas. We like the company’s position in attractive metro markets and its commercial focus.
High-level sales rationales included acquisitions, strong share price appreciation, and changes to our investment thesis. Acquisition-driven top sales included the elimination of real estate holdings American Campus and PS
Business Parks and industrials and business services name Meritor. We exited
Matson, a marine shipping company, on strength following solid execution in response to the unprecedented demand resulting from global logistics bottlenecks. Stocks that were trimmed following runups in price included
Medicaid managed care company Molina Healthcare and management consulting, technology, and engineering services company Booz Allen
Hamilton Holding. We eliminated communication services provider Cable One as competitive pressures, rising interest rates, and the possibility of increased regulation weakened our conviction in its long-term potential.

T. ROWE PRICE Small-Cap Stock Fund

What is portfolio
management’s outlook?
The economic backdrop
remains challenged, and we
believe that the impact of the
Fed’s rate hiking should begin
to show through company
earnings in the next few
quarters. We are not ruling
out additional downside
from here, but the market
is looking for any reason to
rally, and we would not be
surprised if it did should
there be news that the Fed
may be taking its foot off the
brakes. While we monitor
these macroeconomic factors,
we do not make top-down
adjustments to the portfolio
in response. Although we
cannot say that we’ve reached
the bottom of this sell-off, we
maintain conviction in our investment process, remain focused on identifying the advantaged companies across our universe that offer relative value, and believe that our fundamental and patient approach will provide strong long-term results.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Health Care 17.8% 18.5%
Financials 16.8  16.9
Industrials and Business
Services 15.4  15.9
Information Technology 13.7  13.6
Consumer Discretionary 11.3  10.9
Real Estate 5.1  5.1
Energy 4.3  5.0
Consumer Staples 4.2  4.2
Utilities 4.3  3.8
Materials 3.4  3.3
Communication Services 1.7  0.5
Other and Reserves 2.0  2.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Small-Cap Stock Fund

RISKS OF INVESTING IN THE SMALL-CAP STOCK FUND
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Because the fund may hold stocks with either growth or value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.
Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group

T. ROWE PRICE Small-Cap Stock Fund

is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Small-Cap Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Lattice Semiconductor 1.4%
Ingersoll Rand 1.3
Molina Healthcare 1.2
Burlington Stores 1.2
Teledyne Technologies 1.1
Selective Insurance Group 1.1
FirstService 1.1
Venture Global LNG 1.1
Element Solutions 1.0
EastGroup Properties 1.0
Papa John's International 1.0
Magnolia Oil & Gas 1.0
Argenx 1.0
Bruker 0.9
Ollie's Bargain Outlet Holdings 0.9
PennyMac Financial Services 0.9
Boston Beer 0.8
Diamondback Energy 0.8
Axis Capital Holdings 0.8
Descartes Systems Group 0.7
Assurant 0.7
Western Alliance Bancorp 0.7
Entegris 0.7
Ascendis Pharma 0.7
Clear Secure 0.7
Total 23.8%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Small-Cap Stock Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SMALL-CAP STOCK FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Small-Cap Stock Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Small-Cap Stock Fund –
.
-23.49% 7.70% 10.93% – –
Small-Cap Stock Fund–
.
Advisor  Class -23.69 7.41 10.63 – –
Small-Cap Stock Fund–
.
I  Class -23.37 7.84 – 9.85% 8/28/15
Small-Cap Stock Fund–
.
Z  Class -22.79 – – 21.47 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor, I, and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Small-Cap Stock Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Small-Cap Stock Fund 0.85%
Small-Cap Stock Fund–Advisor Class 1.15
Small-Cap Stock Fund–I Class 0.75
Small-Cap Stock Fund–Z Class 0.74
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Small-Cap Stock Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SMALL-CAP STOCK FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,019.30 $4.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.62   4.63
Advisor Class
Actual   1,000.00   1,017.90   5.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.36   5.90
I Class
Actual   1,000.00   1,020.10   3.92
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.92
Z Class
Actual   1,000.00   1,023.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.91%,
the
2
Advisor Class was 1.16%, the
3
I Class was 0.77%, and the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 69.75 $ 63.91 $ 52.31 $ 41.28 $ 47.70
Investment activities
Net investment income (loss)
(1)(2)
(0.03) (0.13) (0.01) (0.03) 0.01
Net realized and unrealized gain/
loss (16.26) 10.91 13.07 13.86 (1.30)
Total from investment activities (16.29) 10.78 13.06 13.83 (1.29)
Distributions
Net realized gain (2.12) (4.94) (1.46) (2.80) (5.13)
NET ASSET VALUE
End of period $ 51.34 $ 69.75 $ 63.91 $ 52.31 $ 41.28
Ratios/Supplemental Data
Total return
(2)(3)
(23.49)% 17.14% 25.05% 33.63% (3.24)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.91% 0.85% 0.88% 0.88% 0.89%
Net expenses after waivers/
payments by Price Associates 0.91% 0.85% 0.88% 0.88% 0.89%
Net investment income (loss) (0.05)% (0.18)% (0.02)% (0.05)% 0.03%
Portfolio turnover rate 24.3% 14.9% 19.6% 24.1% 33.5%
Net assets, end of period (in
millions) $2,394 $5,249 $5,095 $7,706 $6,520
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 68.99 $ 63.23 $ 51.78 $ 40.88 $ 47.25
Investment activities
Net investment loss
(1)(2)
(0.17) (0.34) (0.15) (0.16) (0.12)
Net realized and unrealized gain/
loss (16.08) 10.79 12.91 13.71 (1.28)
Total from investment activities (16.25) 10.45 12.76 13.55 (1.40)
Distributions
Net realized gain (2.12) (4.69) (1.31) (2.65) (4.97)
NET ASSET VALUE
End of period $ 50.62 $ 68.99 $ 63.23 $ 51.78 $ 40.88
Ratios/Supplemental Data
Total return
(2)(3)
(23.69)% 16.79% 24.72% 33.27% (3.49)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.17% 1.15% 1.15% 1.15% 1.16%
Net expenses after waivers/
payments by Price Associates 1.17% 1.15% 1.15% 1.15% 1.16%
Net investment loss (0.31)% (0.48)% (0.30)% (0.33)% (0.25)%
Portfolio turnover rate 24.3% 14.9% 19.6% 24.1% 33.5%
Net assets, end of period (in
thousands) $65,259 $105,183 $116,742 $130,718 $131,528
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 69.76 $ 63.92 $ 52.31 $ 41.28 $ 47.71
Investment activities
Net investment income (loss)
(1)(2)
0.07 (0.05) 0.03 0.04 0.10
Net realized and unrealized gain/
loss (16.28) 10.91 13.11 13.86 (1.32)
Total from investment activities (16.21) 10.86 13.14 13.90 (1.22)
Distributions
Net investment income (0.07) — (0.01) — —
Net realized gain (2.12) (5.02) (1.52) (2.87) (5.21)
Total distributions (2.19) (5.02) (1.53) (2.87) (5.21)
NET ASSET VALUE
End of period $ 51.36 $ 69.76 $ 63.92 $ 52.31 $ 41.28
Ratios/Supplemental Data
Total return
(2)(3)
(23.37)% 17.27% 25.21% 33.80% (3.10)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.77% 0.75% 0.75% 0.75% 0.75%
Net expenses after waivers/
payments by Price Associates 0.77% 0.75% 0.75% 0.75% 0.75%
Net investment income (loss) 0.12% (0.08)% 0.07% 0.08% 0.20%
Portfolio turnover rate 24.3% 14.9% 19.6% 24.1% 33.5%
Net assets, end of period (in
millions) $2,987 $2,385 $2,110 $2,647 $1,811
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 69.79 $ 63.93 $ 34.88
Investment activities
Net investment income
(2)(3)
0.50 0.48 0.35
Net realized and unrealized gain/loss (16.29) 10.92 30.57
Total from investment activities (15.79) 11.40 30.92
Distributions
Net investment income (0.45) (0.30) (0.35)
Net realized gain (2.12) (5.24) (1.52)
Total distributions (2.57) (5.54) (1.87)
NET ASSET VALUE
End of period $ 51.43 $ 69.79 $ 63.93
Ratios/Supplemental Data
Total return
(3)(4)
(22.79)% 18.14% 88.82%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.74% 0.74% 0.74%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 0.87% 0.67% 0.85%
(5)
Portfolio turnover rate 24.3% 14.9% 19.6%
Net assets, end of period (in millions) $2,971 $3,983 $4,009
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.9%
COMMUNICATION SERVICES 0.4%
Entertainment 0.1%
Cinemark Holdings  (1) 1,121,017 9,708
9,708
Interactive Media & Services 0.3%
Bumble, Class A  (1) 911,300 19,183
Vimeo  (1) 2,727,600 9,356
28,539
Total Communication Services 38,247
CONSUMER DISCRETIONARY 10.0%
Automobiles 0.5%
Rivian Automotive, Class A  (1) 2,374,314 43,759
43,759
Diversified Consumer Services 1.3%
Bright Horizons Family Solutions  (1) 644,179 40,648
Clear Secure, Class A  2,221,174 60,927
Rover Group, Earn Out Shares $16.00, Acquisition Date: 8/2/21,
Cost $—  (1)(2) 773,380 15
Strategic Education  71,300 5,584
107,174
Hotels, Restaurants & Leisure 3.1%
BJ's Restaurants  (1) 1,094,082 28,862
Chuy's Holdings  (1)(3) 1,100,743 31,151
Dutch Bros, Class A  (1) 228,537 6,442
Fiesta Restaurant Group  (1)(3) 2,137,682 15,712
Marriott Vacations Worldwide  153,500 20,660
Papa John's International  1,010,920 83,209
Red Robin Gourmet Burgers  (1) 477,251 2,663
Red Rock Resorts, Class A  317,900 12,719
Ruth's Hospitality Group  741,900 11,485
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027  (1)(2)(3)(4)(5) 3,862,836 15,490
Wyndham Hotels & Resorts  411,600 29,351
257,744

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Durables 0.5%
Skyline Champion  (1) 830,575 42,783
42,783
Internet & Direct Marketing Retail 0.4%
Farfetch, Class A  (1) 2,487,109 11,764
Xometry, Class A  (1) 679,388 21,897
33,661
Multiline Retail 0.9%
Ollie's Bargain Outlet Holdings  (1) 1,535,552 71,925
71,925
Specialty Retail 2.7%
Burlington Stores  (1) 505,089 102,412
Five Below  (1) 168,790 29,854
Monro  1,043,458 47,164
RH  (1) 68,709 18,358
Warby Parker, Class A  (1) 2,292,324 30,924
228,712
Textiles, Apparel & Luxury Goods 0.6%
Skechers USA, Class A  (1) 1,169,400 49,056
49,056
Total Consumer Discretionary 834,814
CONSUMER STAPLES 3.5%
Beverages 0.8%
Boston Beer, Class A  (1) 215,022 70,854
70,854
Food & Staples Retailing 0.0%
Fresh Market, EC  (4) 910,700 —
—
Food Products 2.0%
Cal-Maine Foods  149,817 8,157
Nomad Foods  (1) 1,813,392 31,263
Post Holdings  (1) 539,109 48,660
Post Holdings Partnering  (1) 778,963 7,834
Simply Good Foods  (1) 508,600 19,342

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
TreeHouse Foods  (1) 495,075 24,447
Utz Brands  1,949,153 30,914
170,617
Personal Products 0.7%
BellRing Brands  (1) 2,200,775 56,428
56,428
Total Consumer Staples 297,899
ENERGY 5.0%
Energy Equipment & Services 1.4%
Cactus, Class A  513,700 25,819
Liberty Energy, Class A  2,942,621 47,111
NexTier Oilfield Solutions  (1) 4,613,457 42,628
115,558
Oil, Gas & Consumable Fuels 3.6%
Devon Energy  881,546 54,224
Diamondback Energy  516,068 70,588
Kimbell Royalty Partners  479,037 8,000
Magnolia Oil & Gas, Class A  3,540,086 83,015
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,247  (1)(2)(4) 413 6,110
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $20,149  (1)(2)(4) 5,556 82,202
304,139
Total Energy 419,697
FINANCIALS 16.3%
Banks 8.6%
BankUnited  1,373,367 46,653
Cadence Bank  1,508,300 37,195
CRB Group, Acquisition Date: 4/14/22, Cost $2,582  (1)(2)(4) 24,556 1,900
CrossFirst Bankshares  (1) 1,245,550 15,457
Dime Community Bancshares  1,064,836 33,894
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938  (1)(2)(4) 293,821 5,289
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443  (1)(2)(4) 144,311 2,598
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (1)(2)(4) 43,813 353

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
East West Bancorp  847,005 55,818
Equity Bancshares, Class A  649,925 21,233
FB Financial  1,072,263 38,752
First Bancshares  818,489 26,200
Five Star Bancorp  649,697 17,698
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000  (1)(2)(4) 500,044 2,000
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (1)(2)(4) 98,245 71
Heritage Commerce  2,591,454 33,689
Home BancShares  1,485,293 33,850
Live Oak Bancshares  1,057,125 31,925
Origin Bancorp  930,396 34,145
Pacific Premier Bancorp  1,050,169 33,143
Pinnacle Financial Partners  629,878 46,233
Popular  355,196 23,557
Signature Bank  428,281 49,346
SouthState  555,804 42,441
Veritex Holdings  983,378 27,613
Western Alliance Bancorp  1,031,163 61,416
722,469
Capital Markets 1.6%
Cboe Global Markets  422,522 53,014
P10, Class A  2,024,357 21,600
StepStone Group, Class A  1,216,085 30,621
TMX Group (CAD)  277,700 27,794
133,029
Consumer Finance 0.6%
Encore Capital Group  (1) 468,469 22,458
PRA Group  (1) 890,886 30,094
52,552
Diversified Financial Services 0.1%
Conyers Park III Acquisition  (1) 1,130,615 11,227
11,227
Insurance 3.9%
Assurant  493,093 61,666

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Axis Capital Holdings  1,221,100 66,147
First American Financial  431,500 22,585
Hanover Insurance Group  384,578 51,968
Kemper  570,146 28,051
Selective Insurance Group  1,075,539 95,304
325,721
Thrifts & Mortgage Finance 1.5%
Blue Foundry Bancorp  (1) 685,600 8,810
Capitol Federal Financial  1,667,232 14,422
Essent Group  509,280 19,801
Kearny Financial  1,376,100 13,967
PennyMac Financial Services  1,263,193 71,572
128,572
Total Financials 1,373,570
HEALTH CARE 16.7%
Biotechnology 7.6%
Abcam, ADR  (1) 2,795,638 43,500
Agios Pharmaceuticals  (1) 434,433 12,199
Apellis Pharmaceuticals  (1) 1,010,476 52,252
Argenx, ADR  (1) 212,221 80,396
Ascendis Pharma, ADR  (1) 501,642 61,266
Avid Bioservices  (1) 1,627,131 22,406
Blueprint Medicines  (1) 687,149 30,104
Cerevel Therapeutics Holdings  (1) 554,590 17,492
CRISPR Therapeutics  (1) 224,195 9,113
Cytokinetics  (1) 195,000 8,935
Flame Biosciences, Acquisition Date: 9/28/20, Cost $2,258  (1)(2)
(4) 344,711 1,582
Generation Bio  (1) 957,782 3,764
Icosavax  (1) 724,831 5,755
Insmed  (1) 2,167,483 43,306
Intellia Therapeutics  (1) 235,686 8,223
Ionis Pharmaceuticals  (1) 663,200 25,049
Karuna Therapeutics  (1) 164,319 32,289
Kura Oncology  (1) 685,267 8,504

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Kymera Therapeutics  (1) 197,730 4,935
Monte Rosa Therapeutics  (1) 391,127 2,976
Morphic Holding  (1) 316,480 8,466
MorphoSys, ADR  (1) 2,211,579 7,917
Nkarta  (1) 828,652 4,964
Nurix Therapeutics  (1) 177,232 1,946
Prometheus Biosciences  (1) 266,946 29,364
Prothena  (1) 332,907 20,058
RAPT Therapeutics  (1) 477,822 9,461
Relay Therapeutics  (1) 462,431 6,909
Repare Therapeutics  (1) 389,400 5,728
Replimune Group  (1) 221,813 6,033
Scholar Rock, Warrants, Acquisition Date: 6/17/22, Cost $—  (1)(2) 85,583 434
Scholar Rock Holding  (1) 1,098,378 9,940
Tenaya Therapeutics  (1) 117,663 236
Ultragenyx Pharmaceutical  (1) 178,930 8,290
Vaxcyte  (1) 211,760 10,154
Verve Therapeutics  (1) 387,280 7,494
Xencor  (1) 766,658 19,964
Zentalis Pharmaceuticals  (1) 421,788 8,495
639,899
Health Care Equipment & Supplies 3.4%
AtriCure (1) 540,199 23,974
CVRx  (1) 270,758 4,968
ICU Medical  (1) 305,846 48,165
Masimo  (1) 242,900 35,937
Outset Medical  (1) 1,489,019 38,447
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938  (1)(2)
(4) 3,701,604 2,443
Penumbra (1) 183,700 40,866
PROCEPT BioRobotics  (1) 1,164,179 48,360
QuidelOrtho  (1) 500,528 42,880
286,040
Health Care Providers & Services 3.4%
Alignment Healthcare  (1) 1,712,741 20,142
dentalcorp Holdings (CAD)  (1) 1,294,833 8,511

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
ModivCare  (1) 511,474 45,895
Molina Healthcare  (1) 313,628 103,566
Option Care Health  (1) 1,374,812 41,368
Pennant Group  (1) 823,724 9,044
Privia Health Group  (1) 1,255,247 28,507
U.S. Physical Therapy  355,793 28,830
285,863
Health Care Technology 0.3%
Certara (1) 231,812 3,725
Definitive Healthcare  (1) 585,724 6,437
Doximity, Class A  (1) 584,453 19,615
29,777
Life Sciences Tools & Services 1.4%
Adaptive Biotechnologies  (1) 286,598 2,190
Bruker  1,121,696 76,668
NeoGenomics  (1) 1,314,600 12,147
Olink Holding, ADR  (1) 818,402 20,771
Rapid Micro Biosystems, Class A  (1) 902,044 1,019
Seer  (1) 413,971 2,401
115,196
Pharmaceuticals 0.6%
Arvinas (1) 221,023 7,561
Catalent  (1) 727,091 32,726
Reata Pharmaceuticals, Class A  (1) 206,050 7,828
48,115
Total Health Care 1,404,890
INDUSTRIALS & BUSINESS SERVICES 14.5%
Aerospace & Defense 0.7%
Cadre Holdings  540,727 10,890
Parsons  (1) 1,095,165 50,652
61,542
Building Products 0.7%
CSW Industrials  259,946 30,136

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Gibraltar Industries  (1) 651,592 29,895
60,031
Commercial Services & Supplies 1.7%
IAA (1) 491,482 19,659
MSA Safety  75,835 10,935
Rentokil Initial (GBP)  6,525,144 40,089
Stericycle  (1) 887,000 44,253
Tetra Tech  181,440 26,343
141,279
Construction & Engineering 0.2%
WillScot Mobile Mini Holdings  (1) 356,200 16,090
16,090
Electrical Equipment 0.9%
AZZ  1,173,354 47,169
Shoals Technologies Group, Class A  (1) 597,739 14,746
Thermon Group Holdings  (1) 496,328 9,966
71,881
Machinery 6.8%
Enerpac Tool Group  2,011,400 51,190
EnPro Industries  166,200 18,064
Esab  403,949 18,953
ESCO Technologies  603,641 52,843
Federal Signal  1,144,200 53,171
Graco  615,118 41,373
Helios Technologies  630,848 34,343
Ingersoll Rand  2,023,624 105,734
John Bean Technologies  379,159 34,629
Marel (ISK)  2,095,477 7,252
Mueller Water Products, Class A  2,620,577 28,197
RBC Bearings  (1) 160,900 33,685
SPX Technologies  (1) 898,400 58,980
Toro  287,223 32,514
570,928
Professional Services 1.1%
Booz Allen Hamilton Holding  206,080 21,539

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339  (1)(2)(4) 568,563 4,378
Clarivate  (1) 3,275,995 27,322
Huron Consulting Group  (1) 331,800 24,089
Legalzoom.com  (1) 969,734 7,506
Upwork  (1) 866,275 9,044
93,878
Road & Rail 0.9%
Landstar System  183,224 29,847
Saia  (1) 236,875 49,668
79,515
Trading Companies & Distributors 1.5%
Air Lease  912,000 35,039
Rush Enterprises, Class A  588,077 30,745
SiteOne Landscape Supply  (1) 491,044 57,609
123,393
Total Industrials & Business Services 1,218,537
INFORMATION TECHNOLOGY 12.0%
Communications Equipment 0.2%
Clearfield (1) 100,120 9,425
Infinera  (1) 877,000 5,911
15,336
Electronic Equipment, Instruments & Components 3.2%
CTS  1,328,153 52,356
Littelfuse  203,727 44,861
Novanta  (1) 244,112 33,167
PAR Technology  (1) 1,039,457 27,099
Teledyne Technologies  (1) 238,650 95,439
Vontier  1,053,000 20,354
273,276
IT Services 1.7%
Payoneer Global  (1) 6,438,642 35,219
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,148  (1)
(2)(4) 25,034 1,573
SS&C Technologies Holdings  973,269 50,668
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746  (1)(2)(4) 122,320 2,180

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Toast, Class A  (1) 3,014,700 54,355
143,995
Semiconductors & Semiconductor Equipment 2.3%
Credo Technology Group Holding  (1) 1,000,400 13,315
Entegris  935,302 61,346
Lattice Semiconductor  (1) 1,797,666 116,633
191,294
Software 4.6%
Amplitude, Class A  (1) 987,700 11,931
Blackline  (1) 581,100 39,091
Ceridian HCM Holding  (1) 109,594 7,030
Clearwater Analytics Holdings, Class A  (1) 500,587 9,386
Descartes Systems Group  (1) 887,633 61,824
DoubleVerify Holdings  (1) 2,303,272 50,580
Five9  (1) 773,108 52,463
Manhattan Associates  (1) 330,400 40,111
nCino  (1) 208,449 5,511
Paycom Software  (1) 59,194 18,369
Paycor HCM  (1) 1,227,028 30,025
Socure, Acquisition Date: 12/22/21, Cost $2,034  (1)(2)(4) 126,571 947
Workiva  (1) 687,334 57,715
384,983
Total Information Technology 1,008,884
MATERIALS 3.1%
Chemicals 1.8%
Element Solutions  4,696,467 85,429
HB Fuller  226,400 16,215
Quaker Chemical  280,561 46,825
148,469
Metals & Mining 1.1%
Constellium (1) 3,402,371 40,250
ERO Copper (CAD)  (1) 948,767 13,061
Franco-Nevada (CAD)  63,762 8,692

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Haynes International  (3) 692,095 31,622
93,625
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  229,247 16,553
16,553
Total Materials 258,647
REAL ESTATE 5.1%
Equity Real Estate Investment Trusts 3.4%
Community Healthcare Trust, REIT  488,675 17,495
CubeSmart, REIT  1,342,338 54,029
EastGroup Properties, REIT  575,000 85,134
First Industrial Realty Trust, REIT  182,971 8,830
Flagship Communities REIT, REIT  402,372 6,337
Independence Realty Trust, REIT  1,884,568 31,774
Rexford Industrial Realty, REIT  1,045,418 57,122
Terreno Realty, REIT  429,000 24,397
285,118
Real Estate Management & Development 1.7%
Altus Group (CAD)  238,500 9,519
DigitalBridge Group  1,109,651 12,140
FirstService  751,113 92,049
Tricon Residential  3,492,025 26,923
140,631
Total Real Estate 425,749
UTILITIES 3.7%
Electric Utilities 0.9%
IDACORP  550,069 59,325
MGE Energy  287,176 20,217
79,542
Gas Utilities 1.6%
Chesapeake Utilities  472,857 55,882
ONE Gas  283,200 21,444
Southwest Gas Holdings  925,177 57,250
134,576

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners  494,325 34,647
34,647
Water Utilities 0.8%
California Water Service Group  512,968 31,106
SJW Group  494,046 40,112
71,218
Total Utilities 319,983
Total Miscellaneous Common Stocks  3.6%  (6) 300,279
Total Common Stocks (Cost $6,061,030) 7,901,196
CONVERTIBLE PREFERRED STOCKS 3.8%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,735  (1)(2)(4) 710,468 22,749
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $13,024  (1)
(2)(4) 346,118 11,083
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812  (1)(2)
(3)(4)(5) 758,455 3,041
36,873
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756  (1)(2)(4) 1,848,191 3,401
3,401
Total Consumer Discretionary 40,274
CONSUMER STAPLES 0.5%
Food Products 0.5%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,331  (1)(2)(4) 776,181 38,832
Total Consumer Staples 38,832
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $9,075  (1)
(2)(4) 86,312 6,677
Total Financials 6,677

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 1.0%
Biotechnology 0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493  (1)(2)(4) 1,627,947 10,712
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050  (1)(2)(4) 993,799 6,539
17,251
Health Care Equipment & Supplies 0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415  (1)(2)
(4) 5,330,753 5,415
5,415
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397  (1)(2)(4) 3,902,227 8,975
8,975
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754  (1)(2)(4) 403,512 4,754
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808  (1)(2)
(4) 657,721 3,670
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793  (1)(2)(4) 497,323 30,202
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631  (1)(2)(4) 261,906 15,906
54,532
Total Health Care 86,173
INDUSTRIALS & BUSINESS SERVICES 0.7%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882  (1)(2)(4) 130,614 5,475
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512  (1)(2)
(4) 2,061,623 11,512
16,987
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112  (1)(2)(4) 420,147 8,569
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $3,033  (1)(2)(4) 148,715 3,033
11,602

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.1%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620  (1)(2)
(4) 269,870 5,620
5,620
Professional Services 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881  (1)(2)(4) 852,879 6,567
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857  (1)(2)(4) 1,176,033 9,056
15,623
Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346  (1)(2)(4) 1,175,394 6,088
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022  (1)(2)
(4) 740,142 3,834
9,922
Total Industrials & Business Services 59,754
INFORMATION TECHNOLOGY 0.8%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277  (1)(2)(4) 293,317 5,535
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811  (1)(2)
(4) 95,996 1,811
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10  (1)
(2)(4) 381 24
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907  (1)
(2)(4) 186,629 11,722
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997  (1)
(2)(4) 9,288 583
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491  (1)
(2)(4) 4,130 260
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618  (1)(2)(4) 27,540 491
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62  (1)(2)(4) 2,740 49
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67  (1)(2)(4) 2,980 53
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824  (1)(2)(4) 348,470 6,210
26,738
Software 0.5%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576  (1)(2)(4) 886,735 12,308
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450  (1)(2)(4) 261,432 3,629

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,398  (1)(2)(4) 1,068,639 5,215
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110  (1)(2)(4) 1,127,860 11,673
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698  (1)(2)(4) 79,390 822
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472  (1)(2)
(4) 153,828 1,151
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029  (1)
(2)(4) 126,253 944
Socure, Series B, Acquisition Date: 12/22/21, Cost $37  (1)(2)(4) 2,284 17
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702  (1)(2)(4) 292,632 2,189
37,948
Total Information Technology 64,686
MATERIALS 0.3%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078  (1)(2)(4) 149,321 11,647
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813  (1)(2)(4) 237,759 7,411
19,058
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,884  (1)(2)(4) 214,677 5,884
5,884
Total Materials 24,942
Total Convertible Preferred Stocks (Cost $276,651) 321,338
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 4.30%  (3)(7) 244,858,896 244,859
Total Short-Term Investments (Cost $244,859) 244,859
Total Investments in Securities
100.6% of Net Assets
(Cost $6,582,540) $ 8,467,393
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Small-Cap Stock Fund

.
.
.
.
.
.
.
.
.
.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$450,903 and represents 5.4% of net assets.
(3) Affiliated Companies
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Chuy's Holdings  $ 326 $ (1,317) $ —
Dogwood State Bank, Non-Voting Shares  — 1,431 —
Dogwood State Bank, Voting Shares  — 703 —
Dogwood State Bank, Warrants, 5/6/24  — 142 —
Fiesta Restaurant Group  118 (8,061) —
Haynes International  53 3,870 597
Torchys Holdings  — (3,709) —
Torchys Holdings, Class A  — (18,889) —
T. Rowe Price Government Reserve Fund, 4.30% — — 4,359++
Totals $ 497# $ (25,830) $ 4,956+

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
Chuy's Holdings  $ * $ 3,576 $ 175 $ 31,151
Dogwood State Bank, Non-
Voting Shares  3,858 — — *
Dogwood State Bank, Voting
Shares  1,895 — — *
Dogwood State Bank, Warrants,
5/6/24  211 — — *
Fiesta Restaurant Group  23,991 — 218 15,712
Haynes International  25,432 2,811 491 31,622
Torchys Holdings  6,750 — — 3,041
Torchys Holdings, Class A  34,379 — — 15,490
T. Rowe Price Government
Reserve Fund, 4.30% 137,668   ¤   ¤ 244,859
Total $ 341,875^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $4,956 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $378,643.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,582,540) $ 8,467,393
Dividends receivable 4,638
Receivable for shares sold 3,225
Due from affiliates 1,656
Receivable for investment securities sold 21
Cash 1
Other assets 1,280
Total assets 8,478,214
Liabilities
Payable for shares redeemed 54,240
Investment management fees payable 5,434
Payable to directors 5
Other liabilities 604
Total liabilities 60,283
NET ASSETS $ 8,417,931

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,965,258
Paid-in capital applicable to 163,858,594 shares of $0.50
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,452,673
NET ASSETS $ 8,417,931
NET ASSET VALUE PER SHARE
Investor Class
($2,393,985,283 / 46,629,787 shares outstanding) $ 51.34
Advisor Class
($65,259,402 / 1,289,153 shares outstanding) $ 50.62
I Class
($2,987,319,865 / 58,169,233 shares outstanding) $ 51.36
Z Class
($2,971,366,344 / 57,770,421 shares outstanding) $ 51.43

T. ROWE PRICE Small-Cap Stock Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $502) $ 81,565
Securities lending 8
Other 1
Total income 81,574
Expenses
Investment management 68,770
Shareholder servicing
Investor Class $ 4,984
Advisor Class 124
I Class 737 5,845
Rule 12b-1 fees
Advisor Class 191
Prospectus and shareholder reports
Investor Class 74
Advisor Class 12
I Class 37
Z Class 2 125
Custody and accounting 390
Legal and audit 128
Registration 110
Directors 24
Miscellaneous 76
Waived / paid by Price Associates (23,948)
Total expenses 51,711
Net investment income 29,863

T. ROWE PRICE Small-Cap Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 616,711
Foreign currency transactions (103)
Net realized gain 616,608
Change in net unrealized gain / loss on securities (3,332,144)
Net realized and unrealized gain / loss (2,715,536)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (2,685,673)

T. ROWE PRICE Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 29,863 $ 15,361
Net realized gain 616,608 1,169,831
Change in net unrealized gain / loss (3,332,144) 700,140
Increase (decrease) in net assets from operations (2,685,673) 1,885,332
Distributions to shareholders
Net earnings
Investor Class (95,901) (350,722)
Advisor Class (2,632) (6,725)
I Class (124,504) (160,378)
Z Class (141,917) (293,982)
Decrease in net assets from distributions (364,954) (811,807)
Capital share transactions
*
Shares sold
Investor Class 171,438 322,094
Advisor Class 10,162 21,352
I Class 1,722,092 454,439
Z Class 293,191 296,569
Distributions reinvested
Investor Class 90,178 327,946
Advisor Class 2,627 6,704
I Class 113,419 142,874
Z Class 141,917 293,982
Shares redeemed
Investor Class (1,947,789) (973,645)
Advisor Class (26,756) (50,547)
I Class (418,724) (521,852)
Z Class (404,988) (1,002,696)
Decrease in net assets from capital share
transactions (253,233) (682,780)

T. ROWE PRICE Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (3,303,860) 390,745
Beginning of period 11,721,791 11,331,046
End of period $ 8,417,931 $ 11,721,791
*Share information (000s)
Shares sold
Investor Class 2,956 4,548
Advisor Class 177 303
I Class 29,326 6,353
Z Class 5,113 4,117
Distributions reinvested
Investor Class 1,684 4,868
Advisor Class 49 101
I Class 2,117 2,121
Z Class 2,646 4,363
Shares redeemed
Investor Class (33,257) (13,891)
Advisor Class (462) (725)
I Class (7,456) (7,305)
Z Class (7,066) (14,110)
Decrease in shares outstanding (4,173) (9,257)

T. ROWE PRICE Small-Cap Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has four classes of shares: the Small-Cap Stock
Fund (Investor Class), the Small-Cap Stock Fund–Advisor Class (Advisor Class),
the Small-Cap Stock Fund–I Class (I Class) and the Small-Cap Stock Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Small-Cap Stock Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2022, the fund realized
$78,460,000 of net gain on $165,866,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Small-Cap Stock Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE

T. ROWE PRICE Small-Cap Stock Fund

will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $(94,543,000) for the year ended December 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,633,823 $ 138,257 $ 129,116 $ 7,901,196
Convertible Preferred Stocks — — 321,338 321,338
Short-Term Investments 244,859 — — 244,859
Total $ 7,878,682 $ 138,257 $ 450,454 $ 8,467,393
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 103,432 $ 23,909 $ 2,582 $ (807) $ 129,116
Convertible Preferred Stocks 398,797 (119,148) 41,689 — 321,338
Total $ 502,229 $ (95,239) $ 44,271 $ (807) $ 450,454

T. ROWE PRICE Small-Cap Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 129,116 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 14.3x
3.5x Increase
Sales growth
rate
18%
– 168%
44% Increase
Enterprise
value to gross
profit multiple
6.0x
– 18.4x
10.7x Increase
Gross profit
growth rate
21%
– 27%
23% Increase
Enterprise
value to
EBITDA
multiple
10.1x
– 26.9x
11.6x Increase
EBITDA
growth rate
23% 23% Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Probability
for potential
outcome
20%
– 40%
30% Decrease

T. ROWE PRICE Small-Cap Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% – 4% 3% Increase
Volatility 38%
– 55%
51% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 321,338 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
value to sales
multiple
0.8x
– 14.3x
4.2x Increase
Sales growth
rate
18%
– 266%
41% Increase
Enterprise
value to gross
profit multiple
2.3x
– 18.4x
10.3x Increase
Gross profit
growth rate
21%
– 57%
30% Increase
Enterprise
value to
EBITDA
multiple
8.4x
– 26.9x
21.2x Increase
EBITDA
growth rate
23%
– 312%
95% Increase

T. ROWE PRICE Small-Cap Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Projected
enterprise
value to sales
multiple
0.8x 0.8x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase

T. ROWE PRICE Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase
Discount rate
for cost of
capital
25% 25% Decrease

T. ROWE PRICE Small-Cap Stock Fund

additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $2,238,965,000 and $2,890,764,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, tax equalization and the character of income on passive foreign investment companies.

T. ROWE PRICE Small-Cap Stock Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 30,013 $ 142,672
Long-term capital gain 334,941 669,135
Total distributions $ 364,954 $ 811,807
($000s)
Cost of investments $ 6,587,262
Unrealized appreciation $ 2,625,628
Unrealized depreciation (745,497)
Net unrealized appreciation (depreciation) $ 1,880,131
($000s)
Undistributed long-term capital gain $ 85,127
Net unrealized appreciation (depreciation) 1,880,131
Total distributable earnings (loss) $ 1,965,258

T. ROWE PRICE Small-Cap Stock Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Small-Cap Stock Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for Price Associates; $2,335,000 for T. Rowe Price Services, Inc.; and
$325,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 04/30/24 N/A
(Waived)/repaid during the period ($000s) $(1) $(23,947)

T. ROWE PRICE Small-Cap Stock Fund

borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $514,000 for shareholder servicing costs related to the college savings plans, of which $320,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2022,
approximately 16% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Small-Cap Stock Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $786,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Small-Cap Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Small-Cap Stock
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Stock Fund, Inc. (the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,431,000 from short-term capital gains
$461,291,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $27,672,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $27,672,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$3,059,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

T. ROWE PRICE Small-Cap Stock Fund

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Small-Cap Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Small-Cap Stock Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Small-Cap Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Small-Cap Stock Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Small-Cap Stock Fund Principal Occupation(s)
Francisco Alonso (1978)
President
Vice President, Price Investment Management,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Christopher T. Fortune (1973)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund

Name (Year of Birth)
Position Held With Small-Cap Stock Fund Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Daniel Biros Hirsch, CFA (1985)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Peter (Matt) Mahon (1985)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Robert J. Marcotte (1962)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Rekha Marda (1987)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Curt J. Organt, CFA (1968)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Simon Paterson (1978)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, Partner, Senior
Equity Analyst, Brown Advisory (to 2020)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Robert T. Quinn (1972)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Alexander P. Roik, CFA (1991)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Nathan Segal (1985)
Vice President
Vice President, Price Investment Management;
formerly, student, The Graduate School of Business,
Stanford University (to 2020); summer intern,
T. Rowe Price (2019); Charles P. Bonini Fellow, Eli
Lilly (to 2018)
J. David Wagner, CFA (1974)
Vice President
Vice President, Price Investment
Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund

Name (Year of Birth)
Position Held With Small-Cap Stock Fund Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Nina Xu  (1987)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Yan Zhang  (1990)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, student, The
University of Chicago Booth School of Business (to
2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582841
F65-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$41,909	$40,759
Audit-Related Fees	-	-
Tax Fees	-	5,742
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2023